Invested Assets and Investment Income - Fair Values and the Fair Value Hierarchy of Invested Assets and Segregated Funds Net Assets Measured at Fair Value (Details) $ in Millions	Dec. 31, 2024 CAD ($)	Dec. 31, 2023 CAD ($)	Dec. 31, 2022 CAD ($)
Disclosure of financial assets [line items]
Cash and short-term securities	$ 25,789	$ 20,338	$ 19,153
Debt securities	210,621	212,149
Private placements	49,668	45,606
Mortgages	54,447	52,421
Public equities	33,725	25,531
Real estate	13,263	13,049
Other invested assets	52,674	45,680
Segregated funds net assets	435,988	377,544
Total assets	835,959	755,864
Net asset value
Disclosure of financial assets [line items]
Other invested assets	$ 31,435	$ 27,532
Bottom of range | Power and Infrastructure Investments | Discount rate, measurement input
Disclosure of financial assets [line items]
Percentage of probability of default of financial instrument	0.0742	0.0735
Bottom of range | Timberland | Discount rate, measurement input
Disclosure of financial assets [line items]
Percentage of probability of default of financial instrument	0.0325	0.0400
Top of range | Power and Infrastructure Investments | Discount rate, measurement input
Disclosure of financial assets [line items]
Percentage of probability of default of financial instrument	0.2000	0.1560
Top of range | Timberland | Discount rate, measurement input
Disclosure of financial assets [line items]
Percentage of probability of default of financial instrument	0.0625	0.0700
Other
Disclosure of financial assets [line items]
Other invested assets	$ 38,543	$ 33,653
FVOCI
Disclosure of financial assets [line items]
Cash and short-term securities	19,909	13,993
Private placements	48,802	44,952
Mortgages	28,792	28,473
Public equities	0	0
FVTPL
Disclosure of financial assets [line items]
Cash and short-term securities	25	1
Private placements	866	654
Mortgages	1,239	1,055
Public equities	33,725	25,531
Other
Disclosure of financial assets [line items]
Cash and short-term securities	5,855	6,343
Canadian government and agency
Disclosure of financial assets [line items]
Debt securities	19,727	20,988
Canadian government and agency | FVOCI
Disclosure of financial assets [line items]
Debt securities	18,671	19,769
Canadian government and agency | FVTPL
Disclosure of financial assets [line items]
Debt securities	1,056	1,219
U.S. government and agency
Disclosure of financial assets [line items]
Debt securities	28,654	28,478
U.S. government and agency | FVOCI
Disclosure of financial assets [line items]
Debt securities	27,628	26,287
U.S. government and agency | FVTPL
Disclosure of financial assets [line items]
Debt securities	58	1,303
Other government and agency
Disclosure of financial assets [line items]
Debt securities	35,470	30,666
Other government and agency | FVOCI
Disclosure of financial assets [line items]
Debt securities	35,402	30,576
Other government and agency | FVTPL
Disclosure of financial assets [line items]
Debt securities	68	90
Corporate
Disclosure of financial assets [line items]
Debt securities	124,962	130,046
Corporate | FVOCI
Disclosure of financial assets [line items]
Debt securities	121,674	127,190
Corporate | FVTPL
Disclosure of financial assets [line items]
Debt securities	2,761	2,372
Residential mortgage-backed securities | FVOCI
Disclosure of financial assets [line items]
Debt securities	5	6
Commercial mortgage-backed securities | FVOCI
Disclosure of financial assets [line items]
Debt securities	270	370
Commercial mortgage-backed securities | FVTPL
Disclosure of financial assets [line items]
Debt securities	2	1
Other securitized assets | FVOCI
Disclosure of financial assets [line items]
Debt securities	1,516	1,579
Other securitized assets | FVTPL
Disclosure of financial assets [line items]
Debt securities	15	15
Investment property
Disclosure of financial assets [line items]
Real estate	10,589	10,458
Investment property | FVOCI
Disclosure of financial assets [line items]
Real estate	0	0
Investment property | FVTPL
Disclosure of financial assets [line items]
Real estate	0	0
Real estate - own use property
Disclosure of financial assets [line items]
Real estate	$ 2,500	$ 2,430
Real Estate Properties | Bottom of range | Capitalisation rate, measurement input
Disclosure of financial assets [line items]
Percentage of probability of default of financial instrument	0.0310	0.0272
Real Estate Properties | Bottom of range | Terminal capitalization rate, measurement input
Disclosure of financial assets [line items]
Percentage of probability of default of financial instrument	0.0310	0.0300
Real Estate Properties | Bottom of range | Discount rate, measurement input
Disclosure of financial assets [line items]
Percentage of probability of default of financial instrument	0.0360	0.0320
Real Estate Properties | Top of range | Capitalisation rate, measurement input
Disclosure of financial assets [line items]
Percentage of probability of default of financial instrument	0.0950	0.1075
Real Estate Properties | Top of range | Terminal capitalization rate, measurement input
Disclosure of financial assets [line items]
Percentage of probability of default of financial instrument	0.1000	0.1000
Real Estate Properties | Top of range | Discount rate, measurement input
Disclosure of financial assets [line items]
Percentage of probability of default of financial instrument	0.1375	0.1400
Level 1
Disclosure of financial assets [line items]
Segregated funds net assets	$ 399,043	$ 343,061
Total assets	438,625	374,895
Level 1 | Other
Disclosure of financial assets [line items]
Other invested assets	77	68
Level 1 | FVOCI
Disclosure of financial assets [line items]
Cash and short-term securities	0	0
Private placements	0	0
Mortgages	0	0
Level 1 | FVTPL
Disclosure of financial assets [line items]
Cash and short-term securities	0	0
Private placements	0	0
Mortgages	0	0
Public equities	33,650	25,423
Level 1 | Other
Disclosure of financial assets [line items]
Cash and short-term securities	5,855	6,343
Level 1 | Canadian government and agency | FVOCI
Disclosure of financial assets [line items]
Debt securities	0	0
Level 1 | Canadian government and agency | FVTPL
Disclosure of financial assets [line items]
Debt securities	0	0
Level 1 | U.S. government and agency | FVOCI
Disclosure of financial assets [line items]
Debt securities	0	0
Level 1 | U.S. government and agency | FVTPL
Disclosure of financial assets [line items]
Debt securities	0	0
Level 1 | Other government and agency | FVOCI
Disclosure of financial assets [line items]
Debt securities	0	0
Level 1 | Other government and agency | FVTPL
Disclosure of financial assets [line items]
Debt securities	0	0
Level 1 | Corporate | FVOCI
Disclosure of financial assets [line items]
Debt securities	0	0
Level 1 | Corporate | FVTPL
Disclosure of financial assets [line items]
Debt securities	0	0
Level 1 | Residential mortgage-backed securities | FVOCI
Disclosure of financial assets [line items]
Debt securities	0	0
Level 1 | Commercial mortgage-backed securities | FVOCI
Disclosure of financial assets [line items]
Debt securities	0	0
Level 1 | Commercial mortgage-backed securities | FVTPL
Disclosure of financial assets [line items]
Debt securities	0	0
Level 1 | Other securitized assets | FVOCI
Disclosure of financial assets [line items]
Debt securities	0	0
Level 1 | Other securitized assets | FVTPL
Disclosure of financial assets [line items]
Debt securities	0	0
Level 1 | Investment property
Disclosure of financial assets [line items]
Real estate	0	0
Level 1 | Real estate - own use property
Disclosure of financial assets [line items]
Real estate	0	0
Level 2
Disclosure of financial assets [line items]
Segregated funds net assets	33,611	30,991
Total assets	303,460	293,412
Level 2 | Other
Disclosure of financial assets [line items]
Other invested assets	0	0
Level 2 | FVOCI
Disclosure of financial assets [line items]
Cash and short-term securities	19,909	13,993
Private placements	40,038	37,270
Mortgages	0	0
Level 2 | FVTPL
Disclosure of financial assets [line items]
Cash and short-term securities	25	1
Private placements	730	575
Mortgages	0	0
Public equities	75	67
Level 2 | Other
Disclosure of financial assets [line items]
Cash and short-term securities	0	0
Level 2 | Canadian government and agency | FVOCI
Disclosure of financial assets [line items]
Debt securities	18,671	19,769
Level 2 | Canadian government and agency | FVTPL
Disclosure of financial assets [line items]
Debt securities	1,056	1,219
Level 2 | U.S. government and agency | FVOCI
Disclosure of financial assets [line items]
Debt securities	27,628	26,287
Level 2 | U.S. government and agency | FVTPL
Disclosure of financial assets [line items]
Debt securities	58	1,303
Level 2 | Other government and agency | FVOCI
Disclosure of financial assets [line items]
Debt securities	35,392	30,566
Level 2 | Other government and agency | FVTPL
Disclosure of financial assets [line items]
Debt securities	68	90
Level 2 | Corporate | FVOCI
Disclosure of financial assets [line items]
Debt securities	121,630	126,959
Level 2 | Corporate | FVTPL
Disclosure of financial assets [line items]
Debt securities	2,761	2,372
Level 2 | Residential mortgage-backed securities | FVOCI
Disclosure of financial assets [line items]
Debt securities	5	6
Level 2 | Commercial mortgage-backed securities | FVOCI
Disclosure of financial assets [line items]
Debt securities	270	370
Level 2 | Commercial mortgage-backed securities | FVTPL
Disclosure of financial assets [line items]
Debt securities	2	1
Level 2 | Other securitized assets | FVOCI
Disclosure of financial assets [line items]
Debt securities	1,516	1,558
Level 2 | Other securitized assets | FVTPL
Disclosure of financial assets [line items]
Debt securities	15	15
Level 2 | Investment property
Disclosure of financial assets [line items]
Real estate	0	0
Level 2 | Real estate - own use property
Disclosure of financial assets [line items]
Real estate	0	0
Level 3
Disclosure of financial assets [line items]
Segregated funds net assets	3,334	3,492
Total assets	93,874	87,557
Level 3 | Other
Disclosure of financial assets [line items]
Other invested assets	38,466	33,585
Level 3 | FVOCI
Disclosure of financial assets [line items]
Cash and short-term securities	0	0
Private placements	8,764	7,682
Mortgages	28,792	28,473
Level 3 | FVTPL
Disclosure of financial assets [line items]
Cash and short-term securities	0	0
Private placements	136	79
Mortgages	1,239	1,055
Public equities	0	41
Level 3 | Other
Disclosure of financial assets [line items]
Cash and short-term securities	0	0
Level 3 | Canadian government and agency | FVOCI
Disclosure of financial assets [line items]
Debt securities	0	0
Level 3 | Canadian government and agency | FVTPL
Disclosure of financial assets [line items]
Debt securities	0	0
Level 3 | U.S. government and agency | FVOCI
Disclosure of financial assets [line items]
Debt securities	0	0
Level 3 | U.S. government and agency | FVTPL
Disclosure of financial assets [line items]
Debt securities	0	0
Level 3 | Other government and agency | FVOCI
Disclosure of financial assets [line items]
Debt securities	10	10
Level 3 | Other government and agency | FVTPL
Disclosure of financial assets [line items]
Debt securities	0	0
Level 3 | Corporate | FVOCI
Disclosure of financial assets [line items]
Debt securities	44	231
Level 3 | Corporate | FVTPL
Disclosure of financial assets [line items]
Debt securities	0	0
Level 3 | Residential mortgage-backed securities | FVOCI
Disclosure of financial assets [line items]
Debt securities	0	0
Level 3 | Commercial mortgage-backed securities | FVOCI
Disclosure of financial assets [line items]
Debt securities	0	0
Level 3 | Commercial mortgage-backed securities | FVTPL
Disclosure of financial assets [line items]
Debt securities	0	0
Level 3 | Other securitized assets | FVOCI
Disclosure of financial assets [line items]
Debt securities	0	21
Level 3 | Other securitized assets | FVTPL
Disclosure of financial assets [line items]
Debt securities	0	0
Level 3 | Investment property
Disclosure of financial assets [line items]
Real estate	10,589	10,458
Level 3 | Real estate - own use property
Disclosure of financial assets [line items]
Real estate	$ 2,500	$ 2,430